Securitizations and Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	$ 19,571		$ 19,919		$ 21,860	$ 19,440
Trading assets	78,255		62,813
Investment securities	313,801		264,254
Mortgages held for sale	19,536	[1]	16,763	[1]
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Mortgage servicing rights	12,738		15,580
Total other assets	99,057	[1]	86,342	[1]
Total assets	1,687,155	[2],[3]	1,523,502	[2],[3]
Short-term borrowings	63,518		53,883		57,175
Accrued expenses and other liabilities	86,122	[2]	66,436	[2]
Long-term debt	183,943		152,998
Total liabilities	1,501,893	[2],[4]	1,352,494	[2],[4]
Noncontrolling interests	868		866
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	0		0
Trading assets	2,165		1,206
Investment securities	18,271		18,795
Mortgages held for sale	0		0
Loans	13,195		7,652
Mortgage servicing rights	12,562		15,281
Total other assets	7,456		6,151
Total assets	53,649		49,085
Short-term borrowings	0		0
Accrued expenses and other liabilities	848		1,395
Long-term debt	2,585		2,109
Total liabilities	3,433		3,504
Noncontrolling interests	0		0
Net assets	50,216		45,581
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	117		165
Trading assets	0		162
Investment securities	875		1,352
Mortgages held for sale	0		38
Loans	4,509		6,058
Mortgage servicing rights	0		0
Total other assets	316		347
Total assets	5,817		8,122
Short-term borrowings	0		29
Accrued expenses and other liabilities	49		99
Long-term debt	1,628		2,356
Total liabilities	1,677		2,484
Noncontrolling interests	103		5
Net assets	4,037		5,633
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	4		7
Trading assets	204		193
Investment securities	4,592		8,976
Mortgages held for sale	0		0
Loans	5,280		6,021
Mortgage servicing rights	0		0
Total other assets	52		110
Total assets	10,132		15,307
Short-term borrowings	3,141		7,871
Accrued expenses and other liabilities	1		3
Long-term debt	4,990		5,673
Total liabilities	8,132		13,547
Noncontrolling interests	0		0
Net assets	2,000		1,760
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	121		172
Trading assets	2,369		1,561
Investment securities	23,738		29,123
Mortgages held for sale	0		38
Loans	22,984		19,731
Mortgage servicing rights	12,562		15,281
Total other assets	7,824		6,608
Total assets	69,598		72,514
Short-term borrowings	3,141		7,900
Accrued expenses and other liabilities	898		1,497
Long-term debt	9,203		10,138
Total liabilities	13,242		19,535
Noncontrolling interests	103		5
Net assets	$ 56,253		$ 52,974

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.
[4]	Our consolidated liabilities at December 31, 2014 and December 31, 2013, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 million and $29 million; Accrued expenses and other liabilities, $49 million and $90 million; Long-term debt, $1.6 billion and $2.3 billion; and Total liabilities, $1.7 billion and $2.4 billion, respectively.